Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues		$ 39,075,090	$ 28,378,669	$ 38,292,397
Cost of sales		27,817,851	21,581,411	28,253,752
Gross profit		11,257,239	6,797,258	10,038,645
Operating expenses:
Selling and marketing expenses		3,318,418	2,068,502	2,170,570
General and administrative expenses		5,540,564	4,348,458	1,635,222
Total operating expenses		8,858,982	6,416,960	3,805,792
Income from operations		2,398,257	380,298	6,232,853
Other income (expenses):
Other income (expenses)		751,794	173,053	1,212,809
Foreign currency exchange gain		146,051	503,101	443,831
Interest expenses		(126,196)	(145,951)	(135,616)
Total other income (expense)		771,649	530,203	1,521,024
Income before tax expense		3,169,906	910,501	7,753,877
Income tax expense		657,566	126,841	1,097,726
Net income attributable to ordinary shareholders		2,512,340	783,660	6,656,151
Net income (loss) attributable to non-controlling interest		(80,908)
Net income attributable to J-LONG GROUP LIMITED		2,593,248	783,660	6,656,151
Other comprehensive income/(loss)
Unrealized gain (losses) on investment in marketable debt securities, net of tax			414	51,531
Foreign currency translation adjustments		(27,334)
Total other comprehensive income		(27,334)	414	51,531
Comprehensive income attributable to ordinary shareholders		2,485,006	784,074	6,707,682
Comprehensive income attributable to non-controlling interests		(84,878)
Total comprehensive income attributable to J-LONG GROUP LIMITED		$ 2,569,884	$ 784,074	$ 6,707,682
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ 0.8	$ 0.26	$ 2.24
Diluted (in Dollars per share)	[1]	$ 0.8	$ 0.26	$ 2.24
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)	[1]	3,255,822	3,024,932	3,000,000
Diluted (in Shares)	[1]	3,255,822	3,024,932	3,000,000

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).